Investment in Joint Ventures And Majority Owned Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	$ 9,977	$ 9,166
VAST LLC
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	9,657	8,479
NextLock LLC
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	$ 320	$ 687